Cash, cash equivalents and restricted cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash, cash equivalents and restricted cash
Schedule of cash, cash equivalents and restricted cash

	June 30, 2023	December 31, 2022
Cash and cash equivalents	$3,904	$9,414
Restricted cash (included in Other assets)	250	250
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$4,154	$9,664

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$9,414	$30,301
Restricted cash (included in Other assets)	250	—
Total cash, cash equivalents and restricted cash shown in the Consolidated Statements of Cash Flows	$9,664	$30,301